Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net loss	$ (52,949)	$ (12,688)	$ (48,705)
Adjustments to reconcile net loss to net used in operating activities
Depreciation expense (Note 5)	3,585	5,320	$ 5,728
Loss on sale of vessel	7,620	1,098
Amortization of debt discount	$ 4,383	40	$ 249
Gain on debt extinguishment principal (Note 11)		(15,000)	$ (9,633)
Gain on debt extinguishment - accrued interest		(449)
Gain on debt extinguishment - accrued fees		(1,409)
Loss on debt extinguishment - deferred finance costs (Note 8)		$ 801
Gain on settlement of payable	$ (313)		$ (1,149)
Common stock issued to Manager (Note 16)			2,836
Common stock issued for cancellation of covenant (Note 16)			1,180
Common stock issued to Company's officers, directors and employees (Note 16)			3,783
Loss on settlement of liability through stock issuance (Note 16)			3,914
Amortization of deferred financing fees (Note 8)	$ 8	$ 226	904
Amortization of deferred dry-docking and special survey costs (Note 8)		$ 167	$ 199
Provision and write-offs of insurance claims and bad debts
Stock-based compensation charge (Note 15)	$ 898	$ 638	$ 42
Write off of deferred financing fees (Note 8)			$ 939
Write off of capital lease	$ 3,058
Loss on commitment and contingency (Note 6)	2,000
Contractual derivative liability (Note 6)	3,300
Other write offs	$ 525
Change in fair value of derivatives (Note 9)		$ (200)	$ (246)
Vessel impairment loss (Notes 5)	$ 18,891		27,455
Changes in:
-Trade receivables	$ 388	$ 724	(88)
-Insurance claims		186	90
-Due from related party	$ 433	734	(821)
-Inventories	(310)	(134)	489
-Prepayments and other	174	150	(450)
-Accounts payable	2,117	(1,362)	7,657
-Accrued liabilities	1,357	1,515	2,112
-Unearned revenue	(52)	$ 52	(204)
-Due to related party	$ (713)		(94)
-Dry-docking and special survey costs paid (Note 8)			$ (167)
(Increase) - decrease of deferred charges (Note 8)
Dry-docking and special survey costs for vessels held for sale (Note 8)
Net Cash used in Operating Activities	$ (8,175)	$ (19,593)	$ (3,978)
Cash flows from Financing Activities:
Increase in restricted cash
Proceeds from convertible notes (Note 10)	$ 7,172	$ 304	$ 489
Repayment of bank loans		(27,089)
Issuance of convertible preferred stock for cash, net (Note 16)		$ 23,970	$ 10,000
Proceeds from sale of common stock (Note 16)			$ 1,041
Proceeds from sale of vessels	$ 978	$ 14,872
Net Cash provided by Financing Activities	8,150	12,057	$ 11,530
Net increase (decrease) in cash and cash equivalents	(25)	(7,536)	7,552
Cash and cash equivalents, beginning of year	45	7,581	29
Cash and cash equivalents, end of year	$ 20	45	7,581
Supplemental Cash Flow Information:
Cash paid for interest		$ 960	$ 124
Cash paid for taxes
Non-Cash Operating Activities:
Shares issued to settle fees owed to the Manager (Note 4)			$ 2,559
Notes converted to common stock (Notes 10)	$ 5,389	$ 129	375
Common stock issued for current debt extinguishment			20,575
Common stock issued for repayment of payables			13,599
Beneficial Conversion feature		$ 164	$ 262
Bareboat Charter Lease		12,250
Security deposit for charter terms		$ 3,750